INVESTMENT IN JOINT VENTURE - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investments in joint ventures [Abstract]
Revenue	$ 443,662	$ 405,135	$ 368,380
Profit after tax	2,847	7,770	10,965
Other comprehensive income	54	(950)	(207)
Total comprehensive income for the year	2,901	6,820	10,758
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Revenue	4,342	3,152	2,140
Profit after tax	1,215	1,124	739
Total comprehensive income for the year	$ 1,215	$ 1,124	$ 739